Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000046678 | JPMorgan Chase8904661
Holdings [Line Items]
Percent of Total Investments	3.10%
C000046678 | Alphabet8904282
Holdings [Line Items]
Percent of Total Investments	2.60%
C000046678 | Berkshire Hathaway8904337
Holdings [Line Items]
Percent of Total Investments	2.60%
C000046678 | ExxonMobil8904463
Holdings [Line Items]
Percent of Total Investments	2.20%
C000046678 | Johnson & Johnson8904658
Holdings [Line Items]
Percent of Total Investments	2.00%
C000046678 | Amazon.com8904290
Holdings [Line Items]
Percent of Total Investments	1.80%
C000046678 | Wells Fargo8904571
Holdings [Line Items]
Percent of Total Investments	1.80%
C000046678 | Cisco Systems8904376
Holdings [Line Items]
Percent of Total Investments	1.50%
C000046678 | Micron Technology8904707
Holdings [Line Items]
Percent of Total Investments	1.50%
C000046678 | Bank of America8904332
Holdings [Line Items]
Percent of Total Investments	1.40%
C000046678 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000046678 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000046678 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000046678 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000046678 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000046678 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000046678 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000046678 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000046678 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000046678 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000046678 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000046678 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000142890 | JPMorgan Chase8904661
Holdings [Line Items]
Percent of Total Investments	3.10%
C000142890 | Alphabet8904282
Holdings [Line Items]
Percent of Total Investments	2.60%
C000142890 | Berkshire Hathaway8904337
Holdings [Line Items]
Percent of Total Investments	2.60%
C000142890 | ExxonMobil8904463
Holdings [Line Items]
Percent of Total Investments	2.20%
C000142890 | Johnson & Johnson8904658
Holdings [Line Items]
Percent of Total Investments	2.00%
C000142890 | Amazon.com8904290
Holdings [Line Items]
Percent of Total Investments	1.80%
C000142890 | Wells Fargo8904571
Holdings [Line Items]
Percent of Total Investments	1.80%
C000142890 | Cisco Systems8904376
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142890 | Micron Technology8904707
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142890 | Bank of America8904332
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142890 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000142890 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142890 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000142890 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142890 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142890 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000142890 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000142890 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000142890 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000142890 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000142890 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000142890 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.00%